Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2014
Trade Accounts Receivable, Net
Trade Accounts Receivable, Net

5.Trade Accounts Receivable, Net

Trade receivable consists of receivables resulting from sales of products during the normal course of business. Trade accounts receivable at end of years presented consisted of the following:

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Trade accounts receivable	358,463,468	531,480,981	86,857,490
Less: Allowance for doubtful accounts	—	—	—
Total trade accounts receivable, net	358,463,468	531,480,981	86,857,490

As of December 31, 2013 and 2014, no trade accounts receivables were pledged as collateral for borrowings from financial institutions.